Borrowings (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total borrowings	$ 1,362,071	$ 1,458,019
Less: unamortized discount	(3,859)	(4,462)
Less: current portion	(33,095)	(70,093)
Total long-term borrowings	1,325,117	1,383,464
Loan Facility HSH Nordbank and Commerzbank A.G.
Debt Instrument [Line Items]
Total borrowings	41,659	43,773
Revolver Facility HSH Nordbank and Commerzbank A.G.
Debt Instrument [Line Items]
Total borrowings	4,428	7,810
Commerzbank A.G.
Debt Instrument [Line Items]
Total borrowings	71,706	104,626
Dekabank Deutsche Girozentrale
Debt Instrument [Line Items]
Total borrowings		75,000
Loan Facility Emporiki Bank ($130,000)
Debt Instrument [Line Items]
Total borrowings	30,308	43,948
Loan Facility Emporiki Bank ($75,000)
Debt Instrument [Line Items]
Total borrowings	32,000	34,750
Loan Facility Emporiki Bank ($40,000)
Debt Instrument [Line Items]
Total borrowings	32,700	38,500
Loan Facility Emporiki Bank ($23,000)
Debt Instrument [Line Items]
Total borrowings	20,203	20,884
Loan Facility Emporiki Bank ($23,000)
Debt Instrument [Line Items]
Total borrowings	20,750	10,170
DNB NOR Bank ($40,000)
Debt Instrument [Line Items]
Total borrowings	30,394	37,082
DNB NOR Bank ($66,500)
Debt Instrument [Line Items]
Total borrowings		52,900
Loan Facility DVB Bank SE ($42,000)
Debt Instrument [Line Items]
Total borrowings	39,325
Loan facility Cyprus Popular Bank Public Co. Ltd Bank
Debt Instrument [Line Items]
Total borrowings		17,908
Unsecured bond
Debt Instrument [Line Items]
Total borrowings		20,000
Senior notes
Debt Instrument [Line Items]
Total borrowings	350,000	350,000
Ship mortgage notes
Debt Instrument [Line Items]
Total borrowings	488,000	400,000
Total Navios Holdings loans
Debt Instrument [Line Items]
Total borrowings	1,161,473	1,257,351
Senior Notes
Debt Instrument [Line Items]
Total borrowings	200,000	200,000
Other long-term loans
Debt Instrument [Line Items]
Total borrowings	598	668
Total Navios Logistics Loans
Debt Instrument [Line Items]
Total borrowings	$ 200,598	$ 200,668